THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%

	Shares	Value
BRAZIL — 10.3%
Banco Bradesco	2,616,400	$10,001,676
Banco do Brasil	2,152,100	15,639,966
Petroleo Brasileiro ADR	1,035,075	15,319,110
XP, Cl A *	130	3,916

		40,964,668

CHINA — 37.2%

COMMUNICATION SERVICES — 6.9%
Baidu ADR *	127,523	16,871,293
Hello Group ADR	745,212	4,307,325
Weibo ADR *	249,775	6,121,985

		27,300,603

CONSUMER DISCRETIONARY — 16.1%
Alibaba Group Holding *	503,300	6,823,107
Alibaba Group Holding ADR *	131,644	14,322,867
Dongfeng Motor Group, Cl H	10,084,000	7,534,164
Gree Electric Appliances of Zhuhai, Cl A	3,124,300	15,842,068
Ningbo Huaxiang Electronic, Cl A	2,899,733	7,381,321
Trip.com Group ADR *	519,252	12,005,106
Trip.com Group *	1,950	46,598

		63,955,231

FINANCIALS — 3.0%
PICC Property & Casualty, Cl H	11,522,000	11,713,722

HEALTH CARE — 1.3%
Sinopharm Group, Cl H	2,328,400	5,289,549

INDUSTRIALS — 3.9%
China Merchants Port Holdings	4,628,559	8,340,908
Shanghai Mechanical and Electrical Industry, Cl A	3,496,623	7,160,452

		15,501,360

INFORMATION TECHNOLOGY — 1.5%
Lenovo Group	5,536,000	5,981,466

REAL ESTATE — 1.9%
China Overseas Land & Investment	2,483,500	7,383,246

UTILITIES — 2.6%
China Resources Power Holdings	2,628,000	4,903,303
Kunlun Energy	5,880,000	5,101,278

		10,004,581

		147,129,758

CZECH REPUBLIC — 1.2%
Komercni Banka	121,142	4,680,149

HONG KONG — 3.4%
Melco Resorts & Entertainment ADR *	881,034	6,731,100
WH Group	10,743,306	6,746,813

		13,477,913

INDIA — 3.4%
REC	4,649,880	7,541,794

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
State Bank of India	506,758	$3,282,303
State Bank of India GDR	38,968	2,504,623

		13,328,720

INDONESIA — 2.0%
Bank Mandiri Persero	14,174,000	7,870,795

MACAO — 4.5%
Galaxy Entertainment Group	1,426,000	8,436,149
Sands China *	3,856,400	9,200,865

		17,637,014

POLAND — 3.1%
Powszechny Zaklad Ubezpieczen	1,559,621	12,492,974

RUSSIA — 0.0%
Alrosa PJSC	506,080	–

SOUTH AFRICA — 4.2%
Absa Group	522,707	6,775,901
Naspers, Cl N	86,031	9,759,364

		16,535,265

SOUTH KOREA — 17.2%
DB Insurance	154,704	8,897,096
Fila Holdings	202,677	5,226,511
Hana Financial Group	153,266	6,137,289
KB Financial Group	127,625	6,406,046
POSCO	47,678	11,459,058
Samsung Electronics	195,386	11,175,080
SK Hynix	153,439	14,790,232
SK Square *	132	6,124
WONIK IPS	126,344	3,936,449

		68,033,885

TAIWAN — 3.9%
Catcher Technology	1,447,000	7,286,366
FLEXium Interconnect	1,036,000	3,653,365
Hon Hai Precision Industry	68,000	250,521
Zhen Ding Technology Holding	1,119,000	4,175,489

		15,365,741

THAILAND — 4.1%
Bangkok Bank	395,700	1,620,216
Bangkok Bank NVDR	503,100	2,059,972
CP ALL	2,709,900	5,289,968
Krung Thai Bank	17,869,700	7,381,517

		16,351,673

UNITED STATES — 2.2%
JBS	1,085,200	8,545,205

TOTAL COMMON STOCK

(Cost $402,794,139)		382,413,760

TOTAL INVESTMENTS— 96.7%

(Cost $402,794,139)		$382,413,760

Percentages are based on Net Assets of $395,422,814.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$40,964,668	$—	$—	$40,964,668
China	53,628,576	93,501,182	—	147,129,758
Czech Republic	—	4,680,149	—	4,680,149
Hong Kong	6,731,100	6,746,813	—	13,477,913
India	—	13,328,720	—	13,328,720
Indonesia	—	7,870,795	—	7,870,795
Macao	—	17,637,014	—	17,637,014
Poland	—	12,492,974	—	12,492,974
Russia	—	—	—	—
South Africa	—	16,535,265	—	16,535,265
South Korea	—	68,033,885	—	68,033,885
Taiwan	—	15,365,741	—	15,365,741
Thailand	—	16,351,673	—	16,351,673
United States	8,545,205	—	—	8,545,205

Total Common Stock	109,869,549	272,544,211	—	382,413,760

Total Investments in Securities	$109,869,549	$272,544,211	$—	$382,413,760

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

ARG-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.7%

	Shares	Value
AUSTRALIA — 1.0%
QBE Insurance Group	3,856	$32,814

AUSTRIA — 1.6%
ams	3,660	56,060

BERMUDA — 2.9%
RenaissanceRe Holdings	623	98,752

BRAZIL — 3.8%
Banco do Brasil	10,100	73,400
Petroleo Brasileiro ADR	3,735	55,278

		128,678

CHINA — 10.2%
Alibaba Group Holding *	1,900	25,758
Alibaba Group Holding ADR *	969	105,427
Baidu ADR *	1,146	151,616
China Shenhua Energy, Cl H	4,500	14,359
Trip.com Group ADR *	2,307	53,338

		350,498

FINLAND — 0.3%
Nokia	1,844	10,142

FRANCE — 15.2%
Accor	1,574	50,484
Airbus	832	100,598
Atos	71	1,930
AXA	717	20,953
Safran	272	32,022
Sanofi	519	53,084
Societe Generale	3,914	105,004
TotalEnergies	1,726	87,194
Vinci	676	69,249

		520,518

GERMANY — 2.5%
Fresenius & KGaA	1,294	47,544
MTU Aero Engines	167	38,760

		86,304

HONG KONG — 3.8%
CK Asset Holdings	5,500	37,587
Melco Resorts & Entertainment ADR *	11,101	84,812
WH Group	10,956	6,880

		129,279

INDONESIA — 1.1%
Bank Mandiri Persero	68,700	38,149

IRELAND — 0.2%
AerCap Holdings *	142	7,140

ITALY — 2.7%
UniCredit	8,765	94,069

JAPAN — 8.6%
Daito Trust Construction	400	42,463
Daiwa Securities Group	6,100	34,443
ITOCHU	2,300	77,842
Mitsubishi Electric	5,300	60,953

1

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
Nomura Holdings	8,000	$33,450
Subaru	1,000	15,842
Taiheiyo Cement	1,700	28,003

		292,996

MACAO — 3.4%
Galaxy Entertainment Group	6,000	35,495
Sands China *	33,200	79,211

		114,706

NETHERLANDS — 4.3%
ABN AMRO Bank	3,544	45,249
Aegon	12,406	65,539
Shell	1,313	36,073

		146,861

SOUTH KOREA — 10.0%
POSCO	320	76,910
POSCO ADR	441	26,138
Samsung Electronics	1,863	106,554
Samsung Electronics GDR	19	26,884
Shinhan Financial Group ADR	1,097	36,673
SK Hynix	690	66,510
SK Square *	66	3,062

		342,731

SWITZERLAND — 8.2%
Adecco Group	2,023	91,455
Credit Suisse Group	3,493	27,646
Holcim	1,025	49,944
UBS Group	5,663	110,598

		279,643

UNITED KINGDOM — 14.7%
Abrdn	3,868	10,859
Compass Group	4,956	106,673
Direct Line Insurance Group	9,528	34,447
easyJet	6,889	50,081
HSBC Holdings	11,586	79,425
Lloyds Banking Group	51,449	31,562
NatWest Group	23,069	65,021
Taylor Wimpey	30,789	52,496
TechnipFMC *	5,406	41,896
Whitbread *	850	31,680

		504,140

UNITED STATES — 3.2%
Capri Holdings *	1,076	55,296
GlaxoSmithKline	2,521	54,512

		109,808

TOTAL COMMON STOCK

(Cost $3,525,039)		3,343,288

TOTAL INVESTMENTS— 97.7%

(Cost $3,525,039)		$3,343,288

Percentages are based on Net Assets of $3,420,905.

*	Non-income producing security.

2

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
MARCH 31, 2022
(UNAUDITED)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$32,814	$—	$32,814
Austria	—	56,060	—	56,060
Bermuda	98,752	—	—	98,752
Brazil	128,678	—	—	128,678
China	310,381	40,117	—	350,498
Finland	—	10,142	—	10,142
France	—	520,518	—	520,518
Germany	—	86,304	—	86,304
Hong Kong	84,812	44,467	—	129,279
Indonesia	—	38,149	—	38,149
Ireland	7,140	—	—	7,140
Italy	—	94,069	—	94,069
Japan	—	292,996	—	292,996
Macao	—	114,706	—	114,706
Netherlands	—	146,861	—	146,861
South Korea	62,811	279,920	—	342,731
Switzerland	—	279,643	—	279,643
United Kingdom	41,896	462,244	—	504,140
United States	55,296	54,512	—	109,808

Total Common Stock	789,766	2,553,522	—	3,343,288

Total Investments in Securities	$789,766	$2,553,522	$—	$3,343,288

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

ARG-QH-001-0200

3